Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Goodwill And Other Intangible Assets [Line Items]
Amortization expense recorded on intangible assets	$ 14.6	$ 12.7	$ 12.3
Carrying amount of indefinite trade names acquired	$ 14.3
Minimum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	5 years
Maximum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	20 years
Technology and Patents
Goodwill And Other Intangible Assets [Line Items]
Remaining amortization period of patents and customer lists, in months	91 months
Technology and Patents | II-VI Compound Semiconductors Ltd
Goodwill And Other Intangible Assets [Line Items]
Identifiable intangibles assets recorded in connection with acquisitions	$ 0.4
Technology and Patents | Minimum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	60 months
Technology and Patents | Maximum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	240 months
Customer Lists
Goodwill And Other Intangible Assets [Line Items]
Remaining amortization period of patents and customer lists, in months	140 months
Customer Lists | II-VI Compound Semiconductors Ltd
Goodwill And Other Intangible Assets [Line Items]
Identifiable intangibles assets recorded in connection with acquisitions	$ 3.6
Customer Lists | Minimum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	60 months
Customer Lists | Maximum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	240 months